THE ADVISORS' INNER CIRCLE FUND

                       [GOODWYN, LONG & BLACK Logo Omitted]


                                 NEW OPPORTUNITY
                                   GROWTH FUND

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2001








                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

SCHEDULE OF INVESTMENTS                         GLB NEW OPPORTUNITY GROWTH FUND
April 30, 2001                                                      (Unaudited)



                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------

COMMON STOCK (87.9%)
AIRCRAFT (1.4%)
   Boeing                               500      $   31
                                                 ------
BANKS (3.2%)
   JP Morgan Chase                    1,500          72
                                                 ------
COMPUTERS & SERVICES (15.6%)
   Cisco Systems*                     3,000          51
   EMC-Mass                           1,950          77
   McData, Cl A*                         33           1
   Microsoft*                         1,600         108
   Oracle*                            3,050          49
   Sun Microsystems*                  3,700          63
                                                 ------
                                                    349
                                                 ------
ELECTRICAL SERVICES (3.0%)
   AES*                                 800          38
   Calpine*                             500          29
                                                 ------
                                                     67
                                                 ------
FINANCIAL SERVICES (15.4%)
   American Express                   2,000          85
   Citigroup                          1,200          59
   Goldman Sachs Group                  575          52
   Lehman Brothers Holdings             900          66
   Morgan Stanley Dean Witter         1,300          82
                                                 ------
                                                    344
                                                 ------
HOUSEHOLD PRODUCTS (4.4%)
   General Electric                   2,015          98
                                                 ------
INVESTMENT COMPANIES (1.9%)
   Allied Capital Funds               1,800          42
                                                 ------
MANUFACTURING (1.9%)
   Tyco International                   800          43
                                                 ------
MULTIMEDIA (5.4%)
   AOL Time Warner*                   2,405         121
                                                 ------
PETROLEUM & FUEL PRODUCTS (5.2%)
   BP Amoco ADR                         500          27
   Dynegy, Cl A                         750          43
   Schlumberger                         700          46
                                                 ------
                                                    116
                                                 ------
PHARMACEUTICALS (3.4%)
   Merck                                450          34
   Pfizer                             1,000          43
                                                 ------
                                                     77
                                                 ------


                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------

RETAIL (7.4%)
   Best Buy*                            700      $   39
   Home Depot                         1,000          47
   Wal-Mart Stores                    1,540          80
                                                 ------
                                                    166
                                                 ------
SEMI-CONDUCTORS/INSTRUMENTS (12.1%)
   Atmel*                             3,700          51
   Flextronics International          2,100          57
   Intel                              2,525          78
   Texas Instruments                  2,195          85
                                                 ------
                                                    271
                                                 ------
TELEPHONES & TELECOMMUNICATIONS (7.6%)
   Cox Communications, Cl A*            800          36
   Nokia Oyj ADR                      3,325         114
   Nortel Networks                    1,300          20
                                                 ------
                                                    170
                                                 ------
TOTAL COMMON STOCK
   (Cost $2,206)                                  1,967
                                                 ------

REGISTERED INVESTMENT COMPANIES (3.1%)
   S&P MidCap 400 Depositary
     Receipts                           400          37
   Software HLDRs Trust                 600          33
                                                 ------
TOTAL REGISTERED INVESTMENT COMPANIES
   (Cost $64)                                        70
                                                 ------
TOTAL INVESTMENTS (91.0%)
   (Cost $2,270)                                 $2,037
                                                 ======

* NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS

--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)        GLB NEW OPPORTUNITY GROWTH FUND
For the Period Ended April 30, 2001                                  (Unaudited)



---------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $2,270).........................................................           $2,037
   Cash......................................................................................               185
   Receivable for Capital Shares Sold.........................................................                9
   Receivable from Adviser....................................................................               20
---------------------------------------------------------------------------------------------------------------
     Total Assets............................................................................             2,251
---------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Administrative Fees............................................................               12
   Accrued Expense Payable....................................................................                1
---------------------------------------------------------------------------------------------------------------
   Total Liabilities.........................................................................                13
---------------------------------------------------------------------------------------------------------------
   Total Net Assets..........................................................................            $2,238
===============================================================================================================
Net Assets:
   Portfolio Shares (unlimited authorization -- no par value) based on 294,289
      outstanding shares of beneficial interest...............................................            2,680
   Accumulated Net Investment Loss............................................................               (9)
   Accumulated Net Realized Loss on Investments...............................................             (200)
   Net Unrealized Depreciation on Investments.................................................             (233)
---------------------------------------------------------------------------------------------------------------
Total Net Assets -- (100.0%)..................................................................           $2,238
===============================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share...................................           $ 7.60
===============================================================================================================



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    GLB NEW OPPORTUNITY GROWTH FUND
For the Six Month Period Ended April 30, 2001                        (Unaudited)


---------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividend Income............................................................................            $   5
   Interest Income...........................................................................                 1
---------------------------------------------------------------------------------------------------------------
     Total Investment Income.................................................................                 6
---------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .................................................................                 7
   Administrative Fees ......................................................................                47
   Transfer Agent Fees ......................................................................                19
   Professional Fees ........................................................................                17
   Printing Fees ............................................................................                 8
   Registration and Filing Fees .............................................................                 9
   Trustee Fees .............................................................................                 3
   Custodian Fees ...........................................................................                 2
   Distribution Fees.........................................................................                 2
---------------------------------------------------------------------------------------------------------------
   Total Expenses............................................................................               114
---------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived......................................................               (7)
         Reimbursements by Adviser............................................................              (92)
---------------------------------------------------------------------------------------------------------------
   Net Expenses...............................................................................               15
---------------------------------------------------------------------------------------------------------------
Net Investment Loss...........................................................................               (9)
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold ...................................................              (200)
   Net Change in Unrealized Depreciation on Investment Securities ...........................              (233)
---------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Investments .............................................              (433)
---------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting From Operations ........................................             $(442)
===============================================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         GLB NEW OPPORTUNITY GROWTH FUND
For the Periods Ended April 30, 2001
(Unaudited) and October 31, 2000                                     (Unaudited)

                                                                                        11/01/99
                                                                                       TO 10/31/00   10/31/00 (1)
-----------------------------------------------------------------------------------------------------------------

Investment Activities:
   Net Investment Loss ..........................................................        $    (9)       $  --
   Net Realized Loss from Securities Sold .......................................           (200)          --
   Net Change in Unrealized Depreciation of Investment Securities.................          (233)          --
-----------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting from Operations..........................           (442)          --
-----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ........................................................             --           --
-----------------------------------------------------------------------------------------------------------------
   Total Distributions...........................................................             --           --
-----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ................................................................          3,723           --
   Shares Redeemed ..............................................................         (1,043)          --
-----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Capital Share Transactions ...............          2,680           --
-----------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets .................................................          2,238           --
-----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..........................................................             --           --
-----------------------------------------------------------------------------------------------------------------
   End of Period.................................................................        $ 2,238        $  -- (2)
=================================================================================================================
Shares Issued and Redeemed:
   Issued .......................................................................            404           --
   Redeemed .....................................................................           (110)          --
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions............................................            294           --
=================================================================================================================


(1) The GLB New Opportunity Growth Fund commenced operations on
    October 31, 2000.
(2) End of period net assets on October 31, 2000, were $100.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                            GLB NEW OPPORTUNITY GROWTH FUND

For a Share Outstanding Throughout Each Period

For the six-month period ended April 30, 2001 (unaudited) and the period ended and October 31, 2000




          Net                  Realized and  Distributions    Net
         Asset                  Unrealized      from         Asset
         Value        Net        Losses          Net         Value
       Beginning   Investment      on        Investment       End      Total
       of Period      Loss     Securities       Income     of Period  Return+
       ---------   ----------  ------------  ------------- ---------  -------
2001*    $10.00     $(0.03)      $(2.37)         $--         $7.60    (24.00)%
2000(1)   10.00         --           --           --         10.00        --




                                                                 Ratio
                                                Ratio            of Net
                                  Ratio       of Expenses      Investment
           Net                    of Net      to Average     Loss to Average
          Assets      Ratio     Investment    Net Assets        Net Assets
           End     of Expenses    Loss         (Before           (Before       Portfolio
        of Period   to Average  to Average  Fee Waivers and  Fee Waivers and    Turnover
          (000)     Net Assets  Net Assets  Reimbursements)  Reimbursements)      Rate
        ---------  -----------  ----------  ---------------  ---------------   ---------
2001*     $2,238       1.75%      (1.03)%       13.01%           (12.29)%        58.20%
2000(1)       --         --          --            --                --             --


 * For the six-month period ended April 30, 2001. All ratios for the period have been annualized.
 +  Return is for the period indicated and has not been annualized.
(1) The GLB New Opportunity Growth Fund commenced operations on October 31, 2000. All ratios for the period have been annualized.
    Amounts designated as"--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                   GLB NEW OPPORTUNITY GROWTH FUND
April 30, 2001                                                      (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the GLB New Opportunity Growth Fund (the "Fund"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to Shareholders at least annually.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

NOTES TO FINANCIAL STATEMENTS (concluded)       GLB NEW OPPORTUNITY GROWTH FUND
April 30, 2001                                                      (Unaudited)



3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $95,000 or 0.15% on the first $250 million of the average daily net assets; 0.12% on the next $200 million; 0.10% on the next $200 million; and 0.08% on the average daily net assets over $650 million.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and GLB Fund Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.75%. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

The Fund has directed certain portfolio trades to brokers who paid a portion of its expenses. For the six month period ended April 30, 2001, the Fund's expenses were reduced by $445 under this arrangement.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2001 are as follows (000):

Purchases
  U.S. Government .....................    $    --
  Other ...............................      3,369
Sales
  U.S. Government .....................         --
  Other ...............................        898

At April 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2001, is as follows (000):

Aggregate gross unrealized
  appreciation ........................    $  104
Aggregate gross unrealized
  depreciation ........................      (337)
                                           ------
Net unrealized depreciation ...........    $ (233)
                                           ======

===============================================================================
     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     GLB New Opportunity Growth Fund

     ADVISER:
     GLB Fund Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP


GLB-SA-001-0100
===============================================================================